Significant Accounting Policies (Details) - Schedule of trade receivables net of an allowance - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables net of an allowance [Abstract]
Trade receivables	$ 55,322	$ 50,181
Allowance for credit losses	(1,337)	(1,558)
Total	$ 53,985	$ 48,623